EXHIBIT 1

Waldorf Astoria Boca Raton Trust 2016-BOCA
Commercial Mortgage Pass-Through Certificates, Series 2016-BOCA

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Goldman Sachs Mortgage Company

Goldman, Sachs & Co.

Academy Securities, Inc.

Drexel Hamilton, LLC

20 June 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Goldman Sachs Mortgage Company Goldman, Sachs & Co. 200 West Street New York, New York 10282

Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Re:	Waldorf Astoria Boca Raton Trust 2016-BOCA Commercial Mortgage Pass-Through Certificates, Series 2016-BOCA (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 June 2016

Attachment A Page 1 of 12

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in Waldorf Astoria Boca Raton Trust 2016-BOCA (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of two promissory notes issued by Panthers BRHC L.L.C., a Delaware limited liability company (the “Borrower”), evidencing a floating rate loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things, a first mortgage lien on the Borrower’s fee and leasehold interests in the Waldorf Astoria Boca Raton Resort & Club, a full-service hotel property located in Boca Raton, Florida (the “Property”) and
d.	The Mortgage Loan has a related senior floating rate mezzanine loan (the “Senior Mezzanine Loan”) and a related junior floating rate mezzanine loan (the “Junior Mezzanine Loan,” together with the Senior Mezzanine Loan, the “Mezzanine Loans”), which will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report:

a.	The Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” and
b.	The Mortgage Loan, together with the Senior Mezzanine Loan, is herein referred to as the “Mortgage + Senior Mezz Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Mortgage Loan, Mezzanine Loans, Property, Total Debt associated with the Mortgage Loan and Mortgage + Senior Mezz Debt associated with the Mortgage Loan as of 9 July 2016 (the “Reference Date”) and
b.	A record layout and decode table related to the information on the Preliminary Data File.

Using the information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 12

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information on the Mortgage Loan, Mezzanine Loans, Property, Total Debt associated with the Mortgage Loan and Mortgage + Senior Mezz Debt associated with the Mortgage Loan as of the Reference Date and
b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, Senior Mezzanine and Junior Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan, Senior Mezzanine and Junior Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of the Mortgage Loan, Senior Mezzanine and Junior Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions),
ii.	Original Sr. Mezz Loan Term (Excluding Extensions),
iii.	Original Jr. Mezz Loan Term (Excluding Extensions),
iv.	Original Mortgage Loan Term (Including Extensions),
v.	Original Sr. Mezz Loan Term (Including Extensions) and
vi.	Original Jr. Mezz Loan Term (Including Extensions)

of the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 12

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term (Excluding Extensions),
c.	Original Sr. Mezz Loan Term (Excluding Extensions),
d.	Original Jr. Mezz Loan Term (Excluding Extensions),
e.	Original Mortgage Loan Term (Including Extensions),
f.	Original Sr. Mezz Loan Term (Including Extensions) and
g.	Original Jr. Mezz Loan Term (Including Extensions)

of the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity,
ii.	Remaining Sr. Mezz Loan Term to Maturity,
iii.	Remaining Jr. Mezz Loan Term to Maturity,
iv.	Remaining Mortgage Loan Term (Including Extensions),
v.	Remaining Sr. Mezz Loan Term (Including Extensions) and
vi.	Remaining Jr. Mezz Loan Term (Including Extensions)

of the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	With respect to the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan, the loan agreement, senior mezzanine loan agreement and junior mezzanine loan agreement Source Documents indicate that the Mortgage Loan, Senior Mezzanine and Junior Mezzanine Loan are interest-only for their entire terms, including during their extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extensions),
ii.	Original Sr. Mezz Loan Amortization Term (Excluding Extensions),
iii.	Original Jr. Mezz Loan Amortization Term (Excluding Extensions),
iv.	Remaining Mortgage Loan Amortization Term,
v.	Remaining Sr. Mezz Loan Amortization Term,
vi.	Remaining Jr. Mezz Loan Amortization Term,
vii.	Remaining Mortgage Loan Amortization Term (Including Extensions),
viii.	Remaining Sr. Mezz Loan Amortization Term (Including Extensions) and
ix.	Remaining Jr. Mezz Loan Amortization Term (Including Extensions)

characteristics on the Final Data File,

b.	Use the “Original Mortgage Loan Term (Excluding Extensions)” of the Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan IO Period” characteristic on the Final Data File,
c.	Use the “Original Sr. Mezz Loan Term (Excluding Extensions)” of the Senior Mezzanine Loan, as shown on the Final Data File, for the “Sr. Mezz Loan IO Period” characteristic on the Final Data File,
d.	Use the “Original Jr. Mezz Loan Term (Excluding Extensions)” of the Junior Mezzanine Loan, as shown on the Final Data File, for the “Jr. Mezz Loan IO Period” characteristic on the Final Data File,

Attachment A Page 4 of 12

7. (continued)

e.	Use the “Original Allocated Mortgage Loan Balance” of the Mortgage Loan, as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Allocated Loan Amount ($)”),
ii.	Principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Initial Maturity Allocated Mortgage Loan Balance”) and
iii.	Principal balance of the Mortgage Loan as of the “Fully Extended Maturity Date” of the Mortgage Loan (the “Final Maturity Allocated Mortgage Loan Balance”),
f.	Use the “Original Allocated Sr. Mezzanine Loan Balance” of the Senior Mezzanine Loan, as shown on the Final Data File, for the:
i.	Principal balance of the Senior Mezzanine Loan as of the Reference Date (the “Current Allocated Sr. Mezzanine Loan Balance”),
ii.	Principal balance of the Senior Mezzanine Loan as of the “Initial Maturity Date” of the Senior Mezzanine Loan (the “Initial Maturity Allocated Sr. Mezzanine Loan Balance”) and
iii.	Principal balance of the Senior Mezzanine Loan as of the “Fully Extended Maturity Date” of the Senior Mezzanine Loan (the “Final Maturity Allocated Sr. Mezzanine Loan Balance”) and
g.	Use the “Original Allocated Jr. Mezzanine Loan Balance” of the Junior Mezzanine Loan, as shown on the Final Data File, for the:
i.	Principal balance of the Junior Mezzanine Loan as of the Reference Date (the “Current Allocated Jr. Mezzanine Loan Balance”),
ii.	Principal balance of the Junior Mezzanine Loan as of the “Initial Maturity Date” of the Junior Mezzanine Loan (the “Initial Maturity Allocated Jr. Mezzanine Loan Balance”) and
iii.	Principal balance of the Junior Mezzanine Loan as of the “Fully Extended Maturity Date” of the Junior Mezzanine Loan (the “Final Maturity Allocated Jr. Mezzanine Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Original Allocated Sr. Mezzanine Loan Balance,
c.	Original Allocated Jr. Mezzanine Loan Balance,
d.	Cut-off Date Allocated Loan Amount ($),
e.	Current Allocated Sr. Mezzanine Loan Balance,
f.	Current Allocated Jr. Mezzanine Loan Balance,
g.	Initial Maturity Allocated Mortgage Loan Balance,
h.	Initial Maturity Allocated Sr. Mezzanine Loan Balance,
i.	Initial Maturity Allocated Jr. Mezzanine Loan Balance,
j.	Final Maturity Allocated Mortgage Loan Balance,
k.	Final Maturity Allocated Sr. Mezzanine Loan Balance and
l.	Final Maturity Allocated Jr. Mezzanine Loan Balance

Attachment A Page 5 of 12

8. (continued)

of the Mortgage Loan, Senior Mezzanine Loan, Junior Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Allocated Total Debt Balance,
ii.	Current Allocated Total Debt Balance,
iii.	Initial Maturity Allocated Total Debt Balance and
iv.	Final Maturity Allocated Total Debt Balance

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Spread,
b.	Sr. Mezz Spread,
c.	Jr. Mezz Spread,
d.	Original Allocated Mortgage Loan Balance,
e.	Original Allocated Sr. Mezzanine Loan Balance and
f.	Original Allocated Jr. Mezzanine Loan Balance

of the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Spread” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Spread,
b.	Sr. Mezz Spread,
c.	Jr. Mezz Spread,
d.	Total Debt Spread,
e.	LIBOR Floor,
f.	Amount Floored,
g.	LIBOR Cap,
h.	Amount Capped and
i.	LIBOR Rounding Methodology

of the Mortgage Loan, Senior Mezzanine Loan, Junior Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 0.4700% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate,
ii.	Sr. Mezzanine Loan Interest Rate,
iii.	Jr. Mezzanine Loan Interest Rate and
iv.	Original Total Debt Interest Rate

of the Mortgage Loan, Senior Mezzanine Loan, Junior Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 12

11.	Using the:
a.	LIBOR Cap,
b.	Amount Capped,
c.	Mortgage Spread,
d.	Sr. Mezz Spread,
e.	Jr. Mezz Spread and
f.	Total Debt Spread

of the Mortgage Loan, Senior Mezzanine Loan, Junior Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Rate (At LIBOR Cap),
ii.	Total Sr. Mezz Rate (At LIBOR Cap),
iii.	Total Jr. Mezz Rate (At LIBOR Cap) and
iv.	Total Rate (At LIBOR Cap)

of the Mortgage Loan, Senior Mezzanine Loan, Junior Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Cut-off Date Allocated Loan Amount ($),
b.	Mortgage Loan Interest Rate,
c.	Mortgage Rate (At LIBOR Cap) and
d.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 12., we recalculated the:

i.	Annual Mortgage Debt Service,
ii.	Monthly Mortgage Debt Service,
iii.	Annual Mortgage Debt Service (At LIBOR Cap) and
iv.	Monthly Mortgage Debt Service (At LIBOR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service” of the Mortgage Loan as the product of:

i.	The “Cut-off Date Allocated Loan Amount ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service (At LIBOR Cap)” of the Mortgage Loan as the product of:

i. The “Cut-off Date Allocated Loan Amount ($),” as shown on the Final Data File,

ii.	The “Mortgage Rate (At LIBOR Cap),” as shown on the Final Data File, and
iii.	365/360.

Attachment A Page 7 of 12

12. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service” and “Monthly Mortgage Debt Service (At LIBOR Cap)” of the Mortgage Loan as 1/12th of the “Annual Mortgage Debt Service” and “Annual Mortgage Debt Service (At LIBOR Cap),” respectively.

13.	Using the:

a. Current Allocated Sr. Mezzanine Loan Balance,

b. Sr. Mezzanine Loan Interest Rate,

c. Total Sr. Mezz Rate (At LIBOR Cap) and

d. Accrual Basis

of the Senior Mezzanine Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 13., we recalculated the:

i.	Annual Sr. Mezz Debt Service and
ii.	Annual Sr. Mezz Debt Service (At LIBOR Cap)

of the Senior Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Sr. Mezz Debt Service” of the Senior Mezzanine Loan as the product of:

i.	The “Current Allocated Sr. Mezzanine Loan Balance,” as shown on the Final Data File,
ii.	The “Sr. Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Sr. Mezz Debt Service (At LIBOR Cap)” of the Senior Mezzanine Loan as the product of:

i.	The “Current Allocated Sr. Mezzanine Loan Balance,” as shown on the Final Data File,
ii.	The “Total Sr. Mezz Rate (At LIBOR Cap),” as shown on the Final Data File, and
iii.	365/360.

14.	Using the:

a. Current Allocated Jr. Mezzanine Loan Balance,

b.	Jr. Mezzanine Loan Interest Rate,
c.	Total Jr. Mezz Rate (At LIBOR Cap) and
d.	Accrual Basis

of the Junior Mezzanine Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 14., we recalculated the:

i.	Annual Jr. Mezz Debt Service and
ii.	Annual Jr. Mezz Debt Service (At LIBOR Cap)

of the Junior Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 12

14. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Jr. Mezz Debt Service” of the Junior Mezzanine Loan as the product of:

i.	The “Current Allocated Jr. Mezzanine Loan Balance,” as shown on the Final Data File,
ii.	The “Jr. Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Jr. Mezz Debt Service (At LIBOR Cap)” of the Junior Mezzanine Loan as the product of:

i.	The “Current Allocated Jr. Mezzanine Loan Balance,” as shown on the Final Data File,
ii.	The “Total Jr. Mezz Rate (At LIBOR Cap),” as shown on the Final Data File, and
iii.	365/360.

15.	Using the:
a.	Annual Mortgage Debt Service,
b.	Annual Sr. Mezz Debt Service,
c.	Annual Jr. Mezz Debt Service,
d.	Annual Mortgage Debt Service (At LIBOR Cap),
e.	Annual Sr. Mezz Debt Service (At LIBOR Cap) and
f.	Annual Jr. Mezz Debt Service (At LIBOR Cap)

of the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Annual Total Debt Service and
ii.	Annual Total Debt Service (At LIBOR Cap)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 12

16.	Using the:
a.	TTM NOI ($),
b.	TTM NCF ($),
c.	Annual Mortgage Debt Service,
d.	Annual Mortgage Debt Service (At LIBOR Cap),
e.	Cut-off Date Allocated Loan Amount ($),
f.	Initial Maturity Allocated Mortgage Loan Balance,
g.	Appraised Value ($) and
h.	Units

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan TTM NOI DSCR,
ii.	Mortgage Loan TTM NCF DSCR,
iii.	Mortgage Loan TTM NOI DSCR (At LIBOR Cap),
iv.	Mortgage Loan TTM NCF DSCR (At LIBOR Cap),
v.	Current Mortgage Loan LTV,
vi.	Maturity Mortgage Loan LTV,
vii.	Mortgage Loan TTM NOI DY,
viii.	Mortgage Loan TTM NCF DY and
ix.	Cut-Off Date Allocated Loan Amount per Unit ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Mortgage Loan TTM NOI DSCR,” “Mortgage Loan TTM NCF DSCR,” “Mortgage Loan TTM NOI DSCR (At LIBOR Cap)” and “Mortgage Loan TTM NCF DSCR (At LIBOR Cap)” to two decimal places and
b.	Round the “Current Mortgage Loan LTV,” “Maturity Mortgage Loan LTV,” “Mortgage Loan TTM NOI DY” and “Mortgage Loan TTM NCF DY” to the nearest 1/10th of one percent.

Attachment A Page 10 of 12

17.	Using the:
a.	TTM NOI ($),
b.	TTM NCF ($),
c.	Annual Mortgage Debt Service,
d.	Annual Mortgage Debt Service (At LIBOR Cap),
e.	Annual Sr. Mezz Debt Service,
f.	Annual Sr. Mezz Debt Service (At LIBOR Cap),
g.	Cut-off Date Allocated Loan Amount ($),
h.	Current Allocated Sr. Mezzanine Loan Balance,
i.	Initial Maturity Allocated Mortgage Loan Balance,
j.	Initial Maturity Allocated Sr. Mezzanine Loan Balance,
k.	Appraised Value ($) and
l.	Units

of the Mortgage Loan, Senior Mezzanine Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage + Senior Mezz Debt TTM NOI DSCR,
ii.	Mortgage + Senior Mezz Debt TTM NCF DSCR,
iii.	Mortgage + Senior Mezz Debt TTM NOI DSCR (At LIBOR Cap),
iv.	Mortgage + Senior Mezz Debt TTM NCF DSCR (At LIBOR Cap),
v.	Current Mortgage + Senior Mezz Debt LTV,
vi.	Maturity Mortgage + Senior Mezz Debt LTV,
vii.	Current Mortgage + Senior Mezz Debt TTM NOI DY,
viii.	Current Mortgage + Senior Mezz Debt TTM NCF DY and
ix.	Current Mortgage + Senior Mezz Debt Per Unit

of the Mortgage + Senior Mezz Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purposes of this procedure, the Depositor instructed us to:

a.	Round the “Mortgage + Senior Mezz Debt TTM NOI DSCR,” “Mortgage + Senior Mezz Debt TTM NCF DSCR,” ”Mortgage + Senior Mezz Debt TTM NOI DSCR (At LIBOR Cap)“ and “Mortgage + Senior Mezz Debt TTM NCF DSCR (At LIBOR Cap)” to two decimal places and
b.	Round the “Current Mortgage + Senior Mezz Debt LTV,” ” Maturity Mortgage + Senior Mezz Debt LTV,” “Current Mortgage + Senior Mezz Debt TTM NOI DY” and “Current Mortgage + Senior Mezz Debt TTM NCF DY” to the nearest 1/10th of one percent.

Attachment A Page 11 of 12

18.	Using the:
a.	TTM NOI ($),
b.	TTM NCF ($),
c.	Annual Total Debt Service,
d.	Annual Total Debt Service (At LIBOR Cap),
e.	Current Allocated Total Debt Balance,
f.	Initial Maturity Allocated Total Debt Balance,
g.	Appraised Value ($) and
h.	Units

of the Total Debt associated with the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt TTM NOI DSCR,
ii.	Total Debt TTM NCF DSCR,
iii.	Total Debt TTM NOI DSCR (At LIBOR Cap),
iv.	Total Debt TTM NCF DSCR (At LIBOR Cap),
v.	Current Total Debt LTV,
vi.	Maturity Total Debt LTV,
vii.	Total Debt TTM NOI DY,
viii.	Total Debt TTM NCF DY and
ix.	Total Debt Per Unit

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purposes of this procedure, the Depositor instructed us to:

a.	Round the “Total Debt TTM NOI DSCR,” “Total Debt TTM NCF DSCR,” ”Total Debt TTM NOI DSCR (At LIBOR Cap)” and ”Total Debt TTM NCF DSCR (At LIBOR Cap)” to two decimal places and
b.	Round the “Current Total Debt LTV,” ”Maturity Total Debt LTV,” “Total Debt TTM NOI DY” and “Total Debt TTM NCF DY” to the nearest 1/10th of one percent.

19.	Using the:
a.	Master Servicing Fee Rate and
b.	Primary Servicing Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee and
c.	CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 12 of 12

21.	Using the:
a.	Admin. Fee and
b.	Mortgage Spread

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Document Title	Document Date

Promissory Note A-1	9 June 2016

Promissory Note A-2	9 June 2016

Loan Agreement	9 June 2016

Senior Mezzanine Loan Agreement	9 June 2016

Junior Mezzanine Loan Agreement	9 June 2016

Cash Management Agreement	9 June 2016

Mortgage Loan Interest Rate Cap Agreement (see Note 1)	9 June 2016

Senior Mezzanine Interest Rate Cap Agreement (see Note 1)	9 June 2016

Junior Mezzanine Interest Rate Cap Agreement (see Note 1)	9 June 2016

Settlement Statement	9 June 2016

Guaranty Agreement	9 June 2016

Servicing Tape	16 June 2016

Bloomberg Screenshot for LIBOR Cap Provider Rating	15 June 2016

Exhibit 1 to Attachment A

Property Source Documents

Document Title	Document Date

Appraisal Report	2 May 2016

Engineering Reports	7 June 2016

Environmental Phase I Reports	7 June 2016

Underwriter’s Summary Report	30 April 2016

Pro Forma Title Policy	Not Applicable

USPS Internet Site (www.usps.gov)	Not Applicable

Historical CapEx Report	2 February 2016

Property Management Agreement	9 August 2013

Note:

1.	The mortgage loan interest rate cap agreement, senior mezzanine interest rate cap agreement and junior mezzanine interest rate cap agreement Source Documents are hereinafter referred to collectively as the “Interest Rate Cap Agreement.”

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document
Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Engineering Reports
Year Renovated	Historical CapEx Report
Flag	Property Management Agreement
Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report
Ownership Interest	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document
Appraised Value ($)	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Phase I Date	Environmental Phase I Reports
Engineering Report Date	Engineering Reports

Underwriting Information: (see Note 2)

Characteristic	Source Document

2011 Net Revenue ($)	Underwriter’s Summary Report
2012 Net Revenue ($)	Underwriter’s Summary Report
2013 Net Revenue ($)	Underwriter’s Summary Report
2014 Net Revenue ($)	Underwriter’s Summary Report
2015 Net Revenue ($)	Underwriter’s Summary Report
TTM Net Revenue ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document
2011 Gross Operating Income ($)	Underwriter’s Summary Report
2012 Gross Operating Income ($)	Underwriter’s Summary Report
2013 Gross Operating Income ($)	Underwriter’s Summary Report
2014 Gross Operating Income ($)	Underwriter’s Summary Report
2015 Gross Operating Income ($)	Underwriter’s Summary Report
TTM Gross Operating Income ($)	Underwriter’s Summary Report
2011 Gross Operating Profit ($)	Underwriter’s Summary Report
2012 Gross Operating Profit ($)	Underwriter’s Summary Report
2013 Gross Operating Profit ($)	Underwriter’s Summary Report
2014 Gross Operating Profit ($)	Underwriter’s Summary Report
2015 Gross Operating Profit ($)	Underwriter’s Summary Report
TTM Gross Operating Profit ($)	Underwriter’s Summary Report
2011 Total Expenses ($)	Underwriter’s Summary Report
2012 Total Expenses ($)	Underwriter’s Summary Report
2013 Total Expenses ($)	Underwriter’s Summary Report
2014 Total Expenses ($)	Underwriter’s Summary Report
2015 Total Expenses ($)	Underwriter’s Summary Report
TTM Total Expenses ($)	Underwriter’s Summary Report
2011 NOI ($)	Underwriter’s Summary Report
2012 NOI ($)	Underwriter’s Summary Report
2013 NOI ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
TTM NOI ($)	Underwriter’s Summary Report
2011 Capex ($)	Underwriter’s Summary Report
2012 Capex ($)	Underwriter’s Summary Report
2013 Capex ($)	Underwriter’s Summary Report
2014 Capex ($)	Underwriter’s Summary Report
2015 Capex ($)	Underwriter’s Summary Report
TTM Capex ($)	Underwriter’s Summary Report
2011 NCF ($)	Underwriter’s Summary Report
2012 NCF ($)	Underwriter’s Summary Report
2013 NCF ($)	Underwriter’s Summary Report
2014 NCF ($)	Underwriter’s Summary Report
2015 NCF ($)	Underwriter’s Summary Report
TTM NCF ($)	Underwriter’s Summary Report
TTM Date	Underwriter’s Summary Report
Underwritten Total Revenue ($)	Underwriter’s Summary Report
Underwritten Gross Operating Income ($)	Underwriter’s Summary Report
Underwritten Gross Operating Profit ($)	Underwriter’s Summary Report
Underwritten Total Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Capex ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Hotel Operating Information:

Characteristic	Source Document

2011 Available Room Nights	Underwriter’s Summary Report
2012 Available Room Nights	Underwriter’s Summary Report
2013 Available Room Nights	Underwriter’s Summary Report
2014 Available Room Nights	Underwriter’s Summary Report
2015 Available Room Nights	Underwriter’s Summary Report
TTM Available Room Nights	Underwriter’s Summary Report
2011 Occupied Room Nights	Underwriter’s Summary Report
2012 Occupied Room Nights	Underwriter’s Summary Report
2013 Occupied Room Nights	Underwriter’s Summary Report
2014 Occupied Room Nights	Underwriter’s Summary Report
2015 Occupied Room Nights	Underwriter’s Summary Report
TTM Occupied Room Nights	Underwriter’s Summary Report
2011 Occupancy	Underwriter’s Summary Report
2012 Occupancy	Underwriter’s Summary Report
2013 Occupancy	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
TTM Occupancy	Underwriter’s Summary Report
2011 Average Daily Room Rate ($)	Underwriter’s Summary Report
2012 Average Daily Room Rate ($)	Underwriter’s Summary Report
2013 Average Daily Room Rate ($)	Underwriter’s Summary Report
2014 Average Daily Room Rate ($)	Underwriter’s Summary Report
2015 Average Daily Room Rate ($)	Underwriter’s Summary Report
TTM Average Daily Room Rate ($)	Underwriter’s Summary Report
2011 RevPAR ($)	Underwriter’s Summary Report
2012 RevPAR ($)	Underwriter’s Summary Report
2013 RevPAR ($)	Underwriter’s Summary Report
2014 RevPAR ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report
TTM RevPAR ($)	Underwriter’s Summary Report
2011 Room Revenue ($)	Underwriter’s Summary Report
2012 Room Revenue ($)	Underwriter’s Summary Report
2013 Room Revenue ($)	Underwriter’s Summary Report
2014 Room Revenue ($)	Underwriter’s Summary Report
2015 Room Revenue ($)	Underwriter’s Summary Report
TTM Room Revenue ($)	Underwriter’s Summary Report
Underwritten Available Room Nights	Underwriter’s Summary Report
Underwritten Occupied Room Nights	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate ($)	Underwriter’s Summary Report
Underwritten RevPAR ($)	Underwriter’s Summary Report
Underwritten Room Revenue ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Servicing Tape
Monthly Tax Escrow Cash or LOC	Loan Agreement
Monthly Tax Escrow Cap	Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Loan Agreement
Monthly Insurance Escrow Cash or LOC	Loan Agreement
Monthly Insurance Escrow Cap	Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Replacement Reserves Monthly Deposit Amount Cash or LOC	Loan Agreement
Description of Replacement Reserves	Loan Agreement
Initial Seasonality Reserve	Settlement Statement
Monthly Seasonality Reserve Monthly Deposit	Loan Agreement
Seasonality Reserve Cap	Loan Agreement
Terms/Description of Seasonality Reserve	Loan Agreement
Environmental Reserve Initial Amount	Settlement Statement
Environmental Reserve Monthly Amount	Loan Agreement
Environmental Reserve Monthly Cash or LOC	Loan Agreement
Environmental Reserve Lease Reserve Cap	Loan Agreement
Membership Reserve Initial Amount	Settlement Statement
Membership Reserve Monthly Amount	Loan Agreement
Membership Reserve Monthly Cash or LOC	Loan Agreement
Membership Reserve Cap	Loan Agreement
Terms/Description of Membership Reserve	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Loan Agreement
Original Allocated Mortgage Loan Balance	Loan Agreement
Original Allocated Sr. Mezzanine Loan Balance	Senior Mezzanine Loan Agreement
Original Allocated Jr. Mezzanine Loan Balance	Junior Mezzanine Loan Agreement
Note Date (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Loan Purpose	Settlement Statement
Sponsor	Guaranty Agreement
Payment Day of Month (and Business Day Convention) (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
First Payment Date (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Initial Maturity Date (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Extension Options (Yes/No) (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Extension Options Description (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Payment Grace Period Event of Default (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Payment Grace Period Event of Late Fee (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Balloon Grace Period Event of Default (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Balloon Grace Period Event of Late Fee (see Notes 3 and 4)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Mortgage Spread	Loan Agreement
Sr. Mezz Spread	Senior Mezzanine Loan Agreement
Jr. Mezz Spread	Junior Mezzanine Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)
First Extension Spread Increase (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Second Extension Spread Increase (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Third Extension Spread Increase (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Exit Fees	Loan Agreement
Rate Type (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Amortization Type (During Initial Term and Extended Term) (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Accrual Basis (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Interest Accrual Period Start (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Interest Accrual Period End (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Interest Rate Adjustment Frequency (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
LIBOR Floor (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Amount Floored (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
LIBOR Cap (see Note 3)	Interest Rate Cap Agreement
Amount Capped (see Note 3)	Interest Rate Cap Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)
LIBOR Cap Expiration Date (see Note 3)	Interest Rate Cap Agreement
LIBOR Cap Provider (see Note 3)	Interest Rate Cap Agreement
LIBOR Cap Provider Rating (M/S&P/F)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Prepayment String	Loan Agreement
Partial Collateral Release (Y/N)	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Release Premium	Loan Agreement
Substitution Allowed (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
LockBox (Y/N)	Loan Agreement and Cash Management Agreement
Lockbox Type (see Note 5)	Loan Agreement and Cash Management Agreement
Terms/Description of Springing Lockbox (If applicable)	Loan Agreement

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

Exhibit 2 to Attachment A

Notes: (continued)

3.	For the purpose of comparing the:
a.	Note Date,
b.	Payment Day of Month (and Business Day Convention),
c.	First Payment Date,
d.	Initial Maturity Date,
e.	Extension Options (Yes/No),
f.	Extension Options Description,
g.	Fully Extended Maturity Date,
h.	Payment Grace Period Event of Default,
i.	Payment Grace Period Event of Late Fee,
j.	Balloon Grace Period Event of Default,
k.	Balloon Grace Period Event of Late Fee,
l.	First Extension Spread Increase,
m.	Second Extension Spread Increase,
n.	Third Extension Spread Increase,
o.	Rate Type,
p.	Amortization Type (During Initial Term and Extended Term),
q.	Accrual Basis,
r.	Interest Accrual Period Start,
s.	Interest Accrual Period End,
t.	Interest Rate Adjustment Frequency,
u.	LIBOR Rounding Methodology,
v.	LIBOR Lookback Days,
w.	LIBOR Floor,
x.	Amount Floored,
y.	LIBOR Cap,
z.	Amount Capped,
aa.	LIBOR Cap Expiration Date and
bb.	LIBOR Cap Provider

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan that is shown on the applicable Source Documents for each of the characteristics listed in a. through bb. above.

Exhibit 2 to Attachment A

Notes: (continued)

4.	The Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown on the applicable Source Documents, for the “Balloon Grace Period Event of Late Fee” characteristic, as the applicable Source Documents did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

5.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “CMA” if the loan agreement and cash management agreement Source Documents currently require the Borrower (or the related property manager) to pay rent or other income directly to the lockbox account; provided, however, that thereafter funds deposited in such lockbox account are transferred directly to the Borrower who pays debt service and funds all required escrow and reserve accounts (including debt service) from the amounts received; however, in some cases, upon the occurrence of certain triggering events, the lockbox account converts to a hard lockbox.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property Name Phase II Date Seismic Report Date Seismic PML% Percentage of Cut-Off Date Allocated Loan Amount
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
CREFC Fee

Note:      We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.